ECONOMIC DEPENDENCE (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of acquisition of economic dependence [Abstract]
Schedule of sales to individual customers exceeding 10% revenues
	2021	2020
	$	$
Customer A	4,345,189	5,134,327
Customer B	2,997,731	1,871,092
Customer C	1,429,481	N/A